Significant Accounting Policies - Consolidated VIEs (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shareholder subsidiary	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
VIEs
Interest-free loans to nominee shareholders of VIEs	$ 292,700,000	$ 294,900,000
Aggregate accumulated (loss) income	79,000,000.0	32,200,000
Assets and liabilities of the VIEs and their subsidiaries
Total assets	7,468,828,000	5,886,089,000
Total liabilities	3,570,915,000	2,123,217,000
Results of operations of the VIEs and their subsidiaries
Net revenues	2,162,955,000	2,108,327,000	$ 1,583,884,000
Net income (loss)	108,727,000	426,326,000	349,563,000
Net increase (decrease) in cash and cash equivalents
Net cash provided by (used in) operating activities	744,018,000	311,037,000	596,290,000
Net cash used in investing activities	(1,176,258,000)	(447,909,000)	(987,947,000)
Net cash provided by financing activities	933,244,000	(408,514,000)	886,970,000
Net increase (decrease) in cash, cash equivalents and restricted cash	493,197,000	(563,871,000)	557,772,000
Restricted cash	184,143,000	97,032,000
Accrued expenses and other current liabilities	886,713,000	540,807,000
Amount due to customers related to SINA Pay	121,558,000	97,032,000
Income taxes payable	129,591,000	115,725,000
Short-term bank loans	81,649,000	78,229,000
Short-term operating lease liabilities	12,151,000
Long-term operating lease liabilities	$ 13,081,000
Number of wholly owned subsidiaries established to engage directly in advertising business | subsidiary	2
Service fees revenue charged by wholly owned subsidiaries	$ 951,000,000.0	985,600,000	784,800,000
Consolidated VIEs
Assets and liabilities of the VIEs and their subsidiaries
Total assets	1,604,422,000	1,142,515,000
Total liabilities	1,286,259,000	748,354,000
Results of operations of the VIEs and their subsidiaries
Net revenues	1,943,995,000	1,842,602,000	1,372,419,000
Net income (loss)	46,838,000	67,063,000	35,649,000
Net increase (decrease) in cash and cash equivalents
Net cash provided by (used in) operating activities	373,000	(84,961,000)	(78,813,000)
Net cash used in investing activities	(552,829,000)	(443,588,000)	(70,971,000)
Net cash provided by financing activities	746,979,000	399,182,000	128,730,000
Net increase (decrease) in cash, cash equivalents and restricted cash		194,523,000	$ (129,367,000)	$ (21,054,000)
Cash, cash equivalents and short-term investments	276,100,000	184,600,000
Restricted cash	184,100,000	97,000,000.0
Accrued expenses and other current liabilities	662,000,000.0	400,700,000
Amount due to customers related to SINA Pay	121,600,000	97,000,000.0
Income taxes payable	42,100,000	31,500,000
Deferred revenues	94,900,000	97,800,000
Short-term bank loans	51,600,000	59,200,000
Short-term funding debts	173,800,000	173,800,000
Short-term operating lease liabilities	4,200,000	4,200,000
Long-term funding debts	22,300,000	22,300,000
Long-term operating lease liabilities	4,500,000	4,500,000
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs	0
Registered capital and PRC statutory reserves of VIEs	$ 376,300,000	$ 374,200,000
Term of loan agreements (in years)	10 years
Period of due date of the last guaranteed debt (in years)	3 years
Term of trademark license agreements (in years)	1 year
ICP Company
Net increase (decrease) in cash and cash equivalents
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	4
Registered capital	$ 121,700,000
StarVI
Net increase (decrease) in cash and cash equivalents
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	3
Registered capital	$ 1,200,000
IAD Company
Net increase (decrease) in cash and cash equivalents
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	2
Registered capital	$ 24,800,000
Weimeng
Net increase (decrease) in cash and cash equivalents
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	4
Registered capital	$ 84,900,000
Weibo Interactive
Net increase (decrease) in cash and cash equivalents
Registered capital	8,700,000
SINA Pay
Net increase (decrease) in cash and cash equivalents
Registered capital	15,700,000
Weiju
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 3,700,000